Expenses and Other Income - Summary of Expenses and Other Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Employee benefits expense:
Wages, salaries and redundancies	$ 4,197	$ 4,018	$ 3,318
Employee share awards	109	88	90
Social security costs	4	3	2
Pension and other post-retirement obligations	338	274	246
Less employee benefits expense classified as exploration and evaluation expenditure	(30)	(26)	(15)
Changes in inventories of finished goods and work in progress	(774)	(321)	(348)
Raw materials and consumables used	5,991	4,899	5,472
Freight and transportation	2,319	1,900	1,838
External services	4,525	4,640	3,899
Third party commodity purchases	2,959	2,220	1,098
Net foreign exchange (gains)/losses	(326)	293	(617)
Fair value change on derivatives	(29)	87	393
Government royalties paid and payable	4,014	3,080	2,171
Exploration and evaluation expenditure incurred and expensed in the current period	199	134	123
Depreciation and amortisation expense	5,683	5,084	4,667
Net impairments:
Property, plant and equipment	515	2,583
Goodwill and other intangible assets		52
All other operating expenses	2,677	1,991	2,634
Total expenses	32,371	30,871	25,453
Insurance recoveries	(4)	(46)	(489)
(Gain)/loss on disposal of subsidiaries and operations	(840)	2
Dividend income	(241)	(2)	(2)
Other income	(313)	(334)	(229)
Total other income	(1,398)	(380)	(720)
Property, plant and equipment [member] | Continuing operation [member]
Net impairments:
Property, plant and equipment	$ 515	2,474	$ 482
Goodwill And Other Intangible Assets [Member]
Net impairments:
Goodwill and other intangible assets		33
Goodwill And Other Intangible Assets [Member] | Continuing operation [member]
Net impairments:
Goodwill and other intangible assets		$ 33